Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended
	Jan. 31, 2020 CAD ($) shares	Oct. 31, 2019 CAD ($) shares	Jan. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 38,580
Balance at end of year	$ 39,230	$ 38,580	$ 36,083
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	445,341,675	445,436,602	442,826,380
Equity-settled share-based compensation plans | shares	474,948	160,930	127,790
Shareholder investment plan, Number of shares | shares	334,004	456,184	524,183
Employee share purchase plan, Number of shares | shares	324,279	293,730	299,646
Number of shares issued, Number of shares | shares	446,474,906	446,347,446	443,777,999
Purchase of common shares for cancellation, Number of shares | shares	(1,497,800)	(1,000,000)
Treasury shares, Number of shares | shares	4,427	(5,771)	24,264
Ending balance, Number of shares | shares	444,981,533	445,341,675	443,802,263
Balance at beginning of year	$ 13,591	$ 13,525	$ 13,243
Equity-settled share-based compensation plans	51	15	14
Shareholder investment plan, Amount	36	51	57
Employee share purchase plan, Amount	36	31	33
Number of shares issued, Amount	13,714	13,622	13,347
Purchase of common shares for cancellation, Amount	(46)	(30)
Treasury shares, Amount	1	(1)	3
Balance at end of year	$ 13,669	$ 13,591	$ 13,350